ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Beginning balance	$ 565,793	$ 1,467,374
(Write-off)/Addition	5,747,069	(909,223)
Exchange rate effect	81,567	7,642
Ending balance	$ 6,394,429	$ 565,793